Leases - Disclosure of Composition of Right-of-Use Assets (Details) - EUR (€) € in Thousands	Mar. 31, 2025	Mar. 31, 2024	Mar. 31, 2023
Disclosure of quantitative information about right-of-use assets [line items]
Right-of-use assets	€ 35,080	€ 23,988	€ 16,856
Offices
Disclosure of quantitative information about right-of-use assets [line items]
Right-of-use assets	13,817	11,397
Refund points
Disclosure of quantitative information about right-of-use assets [line items]
Right-of-use assets	14,133	3,434
IT contracts
Disclosure of quantitative information about right-of-use assets [line items]
Right-of-use assets	2,560	4,355
Others
Disclosure of quantitative information about right-of-use assets [line items]
Right-of-use assets	€ 4,570	€ 4,802